Related Party Balance and Transactions - Schedule of Related Party Transactions (Details) - USD ($)		3 Months Ended	9 Months Ended			12 Months Ended
		Mar. 31, 2017	Dec. 31, 2017	Jan. 10, 2017	Dec. 31, 2016	Mar. 31, 2016
Successor [Member]
Amount due from related parties
Amount due to director and other related parties		12,870	12,870
Sales to related parties
Successor [Member] | Joymind International Ltd [Member]
Amount due from related parties	[1]
Successor [Member] | JM Ocean Avenue International Corporation Limited [Member]
Amount due from related parties
Successor [Member] | JOYMIND INTERNATIONAL S.A.S [Member]
Amount due from related parties	[1]
Sales to related parties
Successor [Member] | Joymind International S.A.-Venezuela [Member]
Amount due from related parties	[1]
Sales to related parties
Successor [Member] | PT. JMOA Indonesia International [Member]
Amount due from related parties	[1]
Sales to related parties
Successor [Member] | Goodmodel International Korea, Ltd [Member]
Amount due from related parties	[1]
Sales to related parties
Successor [Member] | Joymind International S.A.-Ecuador [Member]
Amount due from related parties	[1]
Sales to related parties
Successor [Member] | JM OCEAN AVENUE S.R.L [Member]
Amount due from related parties	[1]
Sales to related parties
Successor [Member] | Joymind International Inc. [Member]
Amount due from related parties	[1]
Sales to related parties
Successor [Member] | Joymind International S.A.C [Member]
Amount due from related parties	[1]
Sales to related parties
Successor [Member] | JM OCEAN AVENUE, S.A. DE C.V [Member]
Amount due from related parties	[1]
Sales to related parties
Successor [Member] | JM Ocean Avenue (Thailand) Co.,Ltd. [Member]
Amount due from related parties	[1]
Sales to related parties
Successor [Member] | JMOA INC [Member]
Amount due from related parties	[1]
Sales to related parties
Successor [Member] | JM Ocean Avenue Myanmar Co.,Ltd. [Member]
Amount due from related parties	[1]
Successor [Member] | JM OCEAN AVENUE POLSKA SPOLKA Z OGRANICZONA ODPOWIEDZIALNOSCIA [Member]
Amount due from related parties	[1]
Successor [Member] | JM Ocean Avenue Italy Srl [Member]
Amount due from related parties	[1]
Sales to related parties
Successor [Member] | JM Ocean Avenue Uganda Limited [Member]
Amount due from related parties	[1]
Sales to related parties
Successor [Member] | JM Ocean Avenue Marketing ULC [Member]
Amount due from related parties	[1]
Successor [Member] | JM Ocean Avenue (Turkey) Ltd. [Member]
Amount due from related parties	[1]
Sales to related parties
Successor [Member] | JM Ocean Avenue Company Limited [Member]
Amount due from related parties	[1]
Sales to related parties
Successor [Member] | JM Ocean Avenue Cameroun SUARL [Member]
Amount due from related parties	[1]
Amount due to director and other related parties	[1]
Successor [Member] | JM Ocean Avenue (TW) Ltd [Member]
Amount due from related parties	[1]
Sales to related parties
Successor [Member] | JM Ocean Avenue (HK) Limited [Member]
Amount due from related parties	[1]
Amount due to director and other related parties	[1]
Successor [Member] | JM Ocean Avenue (PNG) Ltd [Member]
Amount due from related parties	[1]
Amount due to director and other related parties	[1]
Sales to related parties
Successor [Member] | JM Ocean Avenue Senegal SARL [Member]
Amount due from related parties	[1]
Amount due to director and other related parties	[1]
Sales to related parties
Successor [Member] | JM Ocean Avenue Togo SARLU [Member]
Amount due from related parties	[1]
Amount due to director and other related parties	[1]
Sales to related parties
Successor [Member] | JM Ocean Avenue General Trading LLC [Member]
Amount due from related parties	[1]
Sales to related parties
Successor [Member] | Ren Guo Wen [Member]
Amount due to director and other related parties	[2],[3]	12,870	12,870
Successor [Member] | Gainmill International Co., Ltd. [Member]
Amount due to director and other related parties	[1]
Successor [Member] | JM Ocean Avenue (Malaysia) Sdn Bhd [Member]
Amount due to director and other related parties	[1]
Successor [Member] | JM Ocean Avenue Cote d'Ivoire SARLU [Member]
Amount due to director and other related parties	[1]
Sales to related parties
Successor [Member] | JM Ocean Avenue Co, Ltd [Member]
Amount due to director and other related parties	[1]
Sales to related parties						$ 4,867
Successor [Member] | JM Ocean Avenue Cameroun SARL [Member]
Sales to related parties
Successor [Member] | JM Ocean Avenue (HK) Ltd. [Member]
Sales to related parties
Successor [Member] | JM International (Malaysia) Sdn. Bhd. [Member]
Sales to related parties
Successor [Member] | JM INTERNATIONAL AUST PTY LTD [Member]
Sales to related parties
Successor [Member] | JM Ocean Avenue Myanmar Company Limited [Member]
Sales to related parties
Successor [Member] | JM Ocean Avenue Pte. Ltd. [Member]
Sales to related parties
Successor [Member] | JM Ocean Avenue Mongolia Company Limited [Member]
Sales to related parties
Successor [Member] | Others [Member]
Sales to related parties
Predecessor [Member]
Amount due from related parties						10,881,588
Amount due to director and other related parties						10,469,265
Sales to related parties				$ 2,776,845	$ 2,776,845	4,172,263
Predecessor [Member] | Joymind International Ltd [Member]
Amount due from related parties	[1]					4,633,460
Predecessor [Member] | JM Ocean Avenue International Corporation Limited [Member]
Amount due from related parties						1,687,956
Predecessor [Member] | JOYMIND INTERNATIONAL S.A.S [Member]
Amount due from related parties	[1]					1,240,228
Sales to related parties				232,113	232,113	1,168,977
Predecessor [Member] | Joymind International S.A.-Venezuela [Member]
Amount due from related parties	[1]					530,891
Sales to related parties				1,197	1,197	27,477
Predecessor [Member] | PT. JMOA Indonesia International [Member]
Amount due from related parties	[1]					518,860
Sales to related parties				402,760	402,760	382,656
Predecessor [Member] | Goodmodel International Korea, Ltd [Member]
Amount due from related parties	[1]					311,866
Sales to related parties				89,826	89,826	275,358
Predecessor [Member] | Joymind International S.A.-Ecuador [Member]
Amount due from related parties	[1]					305,532
Sales to related parties				137,677	137,677	290,173
Predecessor [Member] | JM OCEAN AVENUE S.R.L [Member]
Amount due from related parties	[1]					298,932
Sales to related parties				217,222	217,222	274,095
Predecessor [Member] | Joymind International Inc. [Member]
Amount due from related parties	[1]					261,794
Sales to related parties				70,941	70,941	119,107
Predecessor [Member] | Joymind International S.A.C [Member]
Amount due from related parties	[1]					258,140
Sales to related parties				91,863	91,863	162,704
Predecessor [Member] | JM OCEAN AVENUE, S.A. DE C.V [Member]
Amount due from related parties	[1]					220,801
Sales to related parties				172,966	172,966	207,066
Predecessor [Member] | JM Ocean Avenue (Thailand) Co.,Ltd. [Member]
Amount due from related parties	[1]					112,004
Sales to related parties				20,504	20,504	179,901
Predecessor [Member] | JMOA INC [Member]
Amount due from related parties	[1]					83,992
Sales to related parties				366,012	366,012	18,620
Predecessor [Member] | JM Ocean Avenue Myanmar Co.,Ltd. [Member]
Amount due from related parties	[1]					83,515
Predecessor [Member] | JM OCEAN AVENUE POLSKA SPOLKA Z OGRANICZONA ODPOWIEDZIALNOSCIA [Member]
Amount due from related parties	[1]					74,121
Predecessor [Member] | JM Ocean Avenue Italy Srl [Member]
Amount due from related parties	[1]					43,484
Sales to related parties				21,210	21,210	52,273
Predecessor [Member] | JM Ocean Avenue Uganda Limited [Member]
Amount due from related parties	[1]					34,530
Sales to related parties				3,326	3,326	29,401
Predecessor [Member] | JM Ocean Avenue Marketing ULC [Member]
Amount due from related parties	[1]					33,633
Predecessor [Member] | JM Ocean Avenue (Turkey) Ltd. [Member]
Amount due from related parties	[1]					28,845
Sales to related parties				3,540	3,540	48,780
Predecessor [Member] | JM Ocean Avenue Company Limited [Member]
Amount due from related parties	[1]					20,140
Sales to related parties				1,105	1,105	7,368
Predecessor [Member] | JM Ocean Avenue Cameroun SUARL [Member]
Amount due from related parties	[1]					19,699
Amount due to director and other related parties	[1]					2,450,553
Predecessor [Member] | JM Ocean Avenue (TW) Ltd [Member]
Amount due from related parties	[1]					19,012
Sales to related parties				19,504	19,504	17,554
Predecessor [Member] | JM Ocean Avenue (HK) Limited [Member]
Amount due from related parties	[1]					17,312
Amount due to director and other related parties	[1]					295,179
Predecessor [Member] | JM Ocean Avenue (PNG) Ltd [Member]
Amount due from related parties	[1]					17,278
Amount due to director and other related parties	[1]					1,168,596
Sales to related parties				17,670	17,670	421,182
Predecessor [Member] | JM Ocean Avenue Senegal SARL [Member]
Amount due from related parties	[1]					15,021
Amount due to director and other related parties	[1]					442,868
Sales to related parties				77,149	77,149	72,894
Predecessor [Member] | JM Ocean Avenue Togo SARLU [Member]
Amount due from related parties	[1]					7,798
Amount due to director and other related parties	[1]					1,132,873
Sales to related parties				183,397	183,397	54,744
Predecessor [Member] | JM Ocean Avenue General Trading LLC [Member]
Amount due from related parties	[1]					2,744
Sales to related parties				8,807	8,807	7,054
Predecessor [Member] | Ren Guo Wen [Member]
Amount due to director and other related parties	[2],[3]					155
Predecessor [Member] | Gainmill International Co., Ltd. [Member]
Amount due to director and other related parties	[1]					2,000,000
Predecessor [Member] | JM Ocean Avenue (Malaysia) Sdn Bhd [Member]
Amount due to director and other related parties	[1]					1,483,474
Predecessor [Member] | JM Ocean Avenue Cote d'Ivoire SARLU [Member]
Amount due to director and other related parties	[1]					1,472,850
Sales to related parties				157,725	157,725	59,498
Predecessor [Member] | JM Ocean Avenue Co, Ltd [Member]
Amount due to director and other related parties	[1]					22,717
Sales to related parties				12,097	12,097
Predecessor [Member] | JM Ocean Avenue Cameroun SARL [Member]
Sales to related parties				184,507	184,507	115,492
Predecessor [Member] | JM Ocean Avenue (HK) Ltd. [Member]
Sales to related parties				44,067	44,067	42,362
Predecessor [Member] | JM International (Malaysia) Sdn. Bhd. [Member]
Sales to related parties				141,419	141,419	60,489
Predecessor [Member] | JM INTERNATIONAL AUST PTY LTD [Member]
Sales to related parties				25,722	25,722	10,790
Predecessor [Member] | JM Ocean Avenue Myanmar Company Limited [Member]
Sales to related parties				1,649	1,649	54,981
Predecessor [Member] | JM Ocean Avenue Pte. Ltd. [Member]
Sales to related parties				1,460	1,460
Predecessor [Member] | JM Ocean Avenue Mongolia Company Limited [Member]
Sales to related parties				671	671	6,400
Predecessor [Member] | Others [Member]
Sales to related parties				$ 68,739	$ 68,739

[1]	The subsidiaries of JM Ocean Avenue International Corporation Limited. Prior to January 11, 2017, they were related parties of Grand World, which were under common controlled by JM Ocean. Upon JMax purchased all the outstanding shares of Grand World from JM Ocean, effective on January 11, 2017 they were no longer considered the related parties of Grand World due to JMax is the sole shareholder of Grand World (see Note 3).
[2]	It was the borrowings made from director for operation purpose and non-interest bearing and no maturity date.
[3]	Ren Guo Wen, the director of the Company;